UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		July 20, 2004


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			26
Form 13F Information Table Value Total:			141,253(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	10047	661015		SH	Sole	661015
Armor Holdings			COM	042260109	10037	295200		SH	Sole	295200
Aspect Telecom			COM	04523Q102	1564	110168		SH	Sole	110168
Aspen Technology Inc.		COM	045327103	3187	438919		SH	Sole	438919
Authentidate Holding Corp.	COM	052666104	4828	441289		SH	Sole	441289
Autobytel Inc.			COM	05275N106	2701	297453		SH	Sole	297453
Bentley Pharmaceuticals Inc.	COM	082657107	5397	392779		SH	Sole	392779
Central Garden & Pet Co.	COM	153527106	6107	170742		SH	Sole	170742
Clear Channel			COM	184502102	924	25000		SH	Sole	25000
CoStar Group Inc.		COM	22160N109	6935	150998		SH	Sole	150998
Connetics			COM	208192104	1748	86550		SH	Sole	86550
Davita Inc.			COM	23918K108	4534	147067		SH	Sole	147067
Dick's Sporting Goods Inc.	COM	253393102	6100	182922		SH	Sole	182922
Flir Systems			COM	302445101	8998	163889		SH	Sole	163889
Gevity Hr Inc.			COM	374393106	4488	171346		SH	Sole	171346
Ionics, Inc.			COM	462218108	5826	206226		SH	Sole	206226
Mapinfo Corp.			COM	565105103	1135	107107		SH	Sole	107107
Opsware Inc.			COM	68383A101	4982	628985		SH	Sole	628985
Parametric Technology Corp.	COM	699173100	3418	683677		SH	Sole	683677
Primus 				COM	74163Q100	1187	645065		SH	Sole	645065
Providian Financial Corp.	COM	74406A102	9200	627098		SH	Sole	627098
Rae Systems Inc.		COM	75061P102	2628	486660		SH	Sole	486660
Scientific Games Corp.		COM	80874P109	8516	444944		SH	Sole	444944
Vicor Corp.			COM	925815102	15810	865330		SH	Sole	865330
Vitesse				COM	928497106	56	11500		SH	Sole	11500
Wind River Systems		COM	973149107	10901	926921		SH	Sole	926921
